Provision for rehabilitation and closure costs - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Current portion	$ 6,766	$ 0
Non-current portion	21,891	26,687
Revisions to rehabilitation and closure plans	4,600
Provision for rehabilitation and closure costs
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	26,687	22,172
Change in estimates	12,499	3,455
Accretion expense	2,339	2,703
Settled	(5,870)	(3,344)
Foreign exchange	(6,998)	1,701
Balance, end of year	28,657	26,687
Provision for rehabilitation and closure costs | MCSA Mining Complex
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	21,372
Balance, end of year	20,689	21,372
Provision for rehabilitation and closure costs | NX Gold
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	1,365
Balance, end of year	3,868	1,365
Provision for rehabilitation and closure costs | Xavantina
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	3,950
Balance, end of year	$ 4,100	$ 3,950